Fair Values of Financial Instruments (Carrying Amounts and Fair Values of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Fixed maturity securities, available for sale	$ 39,804,617	$ 51,305,943
Derivative instruments	431,727	1,277,480
Other investments	1,817,085	1,247,024
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	13,254,956	8,988,891
Market risk benefits	229,871	526,373
Liabilities
Policy benefit reserves	318,677	402,305
Market risk benefits	2,455,492	3,162,162
Other policy funds - FHLB	300,000
Carrying Amount
Assets
Fixed maturity securities, available for sale	39,804,617	51,305,943
Mortgage loans on real estate	6,949,027	5,687,998
Real estate investments	1,056,063	337,939
Limited partnerships and limited liability companies	684,835	168,711
Derivative instruments	431,727	1,277,480
Other investments	1,817,085	1,247,024
Cash and cash equivalents	1,919,669	4,508,982
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	13,254,956	8,988,891
Market risk benefits	229,871	526,373
Liabilities
Policy benefit reserves	58,419,911	62,169,441
Market risk benefits	2,455,492	3,162,162
Single premium immediate annuity (SPIA) benefit reserves	212,119	226,207
Other policy funds - FHLB	300,000	0
Notes and loan payable	792,073	496,250
Subordinated debentures	78,753	78,421
Fair Value
Assets
Fixed maturity securities, available for sale	39,804,617	51,305,943
Mortgage loans on real estate	6,502,463	5,867,227
Real estate investments	1,056,063	337,939
Limited partnerships and limited liability companies	684,835	168,711
Derivative instruments	431,727	1,277,480
Other investments	1,817,085	1,247,024
Cash and cash equivalents	1,919,669	4,508,982
Coinsurance deposits (net of allowance for credit losses of $8,737 as of 2022 and $2,264 as of 2021)	12,640,797	8,188,338
Market risk benefits	229,871	526,373
Liabilities
Policy benefit reserves	55,572,896	56,375,076
Market risk benefits	2,455,492	3,162,162
Single premium immediate annuity (SPIA) benefit reserves	221,130	235,891
Other policy funds - FHLB	300,000	0
Notes and loan payable	774,220	569,485
Subordinated debentures	$ 87,293	$ 93,721